COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Operating leases

In November 2017, April 2017, October 2017, the Corporation entered into new operating lease agreements for its Canadian, Bahamas and US premises, which will expire on August 31, 2018, March 31,2018 and October 31, 2020, respectively.

The current leases for the Canadian, Bahamas and U.S. operations run for 8 months, 3 months and three years respectively, with an option to renew the leases after these dates. Lease deposits are described below:

In Thousands of US Dollars
Location	Current	Non-Current
Bahamas	$8	$-
New Jersey	-	17
Total	$8	$17

Lease payments are increased with every renewal to reflect market rentals. The current monthly payments, net of executory costs, for these leases are as follows:

In Thousands of US Dollars
Location	Amount
Quebec	$5
Bahamas	8
New Jersey	10
Total	$23

During the years ended December 31, 2017 and 2016, we incurred $279,640 and $264,825, respectively in expenses related to these operating leases.

Minimum lease payments under non-cancelable operating leases that were entered by the Corporation are payable as follows:

In Thousands of US Dollars
Payment Term	Amount
Less than one year	$180
Between one and five years	220
More than five years	-
Total	$400

Contingencies

On November 24, 2014, Roy Sapir, a shareholder of the Corporation, filed a proposed class action suit in the United States District Court, District of New Jersey, against the Corporation and the President and the CEO of the Corporation. On February 10, 2016, the Court dismissed the lawsuit. No provision has been recognized in our financial statements for this legal proceeding.